Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure
July to December 2015 (period)	$ 10,000
2016	20,000
2017	20,000
2018	20,000
2019	270,000
2020 and thereafter	225,000
Total	$ 565,000	$ 575,000